SUBSEQUENT EVENTS	Dec. 31, 2021
Nine-months Ended September 30
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

COVID-19

On March 11, 2020, the World Health Organization declared the novel strain of coronavirus (COVID-19) a global pandemic and recommended containment and mitigation measures worldwide. The Company is monitoring this closely, and although operations have not been materially affected by the coronavirus outbreak to date, the ultimate severity of the outbreak is uncertain. Further the uncertain nature of its spread globally may impact our business operations resulting from quarantines of employees, customers, and third-party service providers. At this time, the Company is unable to estimate the impact of this event on its operations.

The Company evaluated its September 30, 2022 financial statements for subsequent events through October 12, 2022, the date the financial statements were available to be issued.  The Company received a loan for $200,000 in October 2022.  The term of the loan is 12 months in which the first three months will be interest only payments and the last eight payments will be principal and interest.

Year Ended December 31
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

COVID-19

On March 11, 2020, the World Health Organization declared the novel strain of coronavirus (COVID-19) a global pandemic and recommended containment and mitigation measures worldwide. The Company is monitoring this closely, and although operations have not been materially affected by the coronavirus outbreak to date, the ultimate severity of the outbreak is uncertain. Further the uncertain nature of its spread globally may impact our business operations resulting from quarantines of employees, customers, and third-party service providers. At this time, the Company is unable to estimate the impact of this event on its operations.

On February 22, 2022, the Company entered into a Common Stock Purchase Warrant and a Promissory Note. The warrants are to acquire two million (2,000,000) shares of our common stock, are exercisable for three (3) years at an exercise price of $0.05 per share, and contain a cashless exercise option for the holder. The note is in the principal amount of Two Hundred Thousand Dollars ($200,000), bears interest at a rate of ten percent (10%) per annum, and has a maturity date of February 15, 2023.

On March 1, 2022, the Company paid the remaining balance on the One Hundred Fifty Thousand Dollars ($150,000) promissory note that was due on March 17, 2022.

The Company evaluated its December 31, 2021 financial statements for subsequent events through March 4, 2022, the date the financial statements were available to be issued.